Financial Instruments and Hedging Activities - Schedule of Fair Value of Interest Rate Swaps (Detail) € in Millions, $ in Millions	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)
Interest Rate Swap 1 [Member]
Derivative [Line Items]
Fixed rate	1.671%	1.671%
Notional debt amount (millions)		€ 178.3	$ 166.2
Interest Rate Swap 2 [Member]
Derivative [Line Items]
Fixed rate	1.88%	1.88%
Notional debt amount (millions)		€ 10.0	10.0
Interest Rate Swap 3 [Member]
Derivative [Line Items]
Fixed rate	1.627%	1.627%
Notional debt amount (millions)	$ 225.0		225.0
Interest Rate Swap 4 [Member]
Derivative [Line Items]
Fixed rate	0.665%	0.665%
Notional debt amount (millions)		€ 1.5	$ 1.5